Stock-based Compensation (Schedule Of Common Stock Options Granted) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
No. of options	730,000	115,000
Exercise price	$ 16.51	$ 30.65	$ 33.6
Fair market value at grant date	0.89	3.52
Maximum [Member]
Stockholders Equity [Line Items]
Exercise price	55.00	55	55
Minimum [Member]
Stockholders Equity [Line Items]
Exercise price	$ 1.55	$ 5.1	$ 9.60
Management Directors and Employees [Member]
Stockholders Equity [Line Items]
Grant Date	March 9, 2016	January 2015
No. of options		115,000
No. of RSUs	10,000
Exercise price	$ 0
Fair market value at grant date	$ 2.13
Vesting terms	0.33 years	Over 1 year for directors; over 3 years for employees
Volatility Rate, Minimum		74.90%
Volatility Rate, Maximum		77.10%
Risk free interest rate, Minimum		1.27%
Risk free interest rate, Maximum		1.51%
Dividend yield		0.00%
Management Directors and Employees [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Exercise price		$ 5.90
Fair market value at grant date		$ 3.80
Expected term, in years		5 years 9 months 22 days
Management Directors and Employees [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Exercise price		$ 5.10
Fair market value at grant date		$ 3.30
Expected term, in years		5 years 3 months 22 days